Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012	Jul. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Business acquisitions, aggregate cash consideration paid, net of cash acquired	$ 3,765,000,000	$ 496,000,000	$ 350,000,000
Goodwill	4,616,000,000	1,577,000,000
Goodwill impairment charges	0	0	0
Amortization expense related to acquired intangible assets	1,100,000,000	960,000,000	605,000,000
Weighted-average amortization period for acquired intangible assets	3 years 9 months 18 days
Beats
Acquired Finite-Lived Intangible Assets [Line Items]
Business acquisitions, total purchase price consideration				2,600,000,000
Business acquisitions allocated to goodwill				2,200,000,000
Business acquisitions allocated to intangible assets				636,000,000
Business acquisitions allocated to net liabilities assumed				258,000,000
Repayment of the outstanding debt of acquired entity				295,000,000
Beats | Restricted Stock
Acquired Finite-Lived Intangible Assets [Line Items]
Common stock issued in connection with the acquisition, shares				5.1
Common stock issued in connection with the acquisition				485,000,000
Beats | Restricted Stock | Vesting over time, based on continued employment of certain executives
Acquired Finite-Lived Intangible Assets [Line Items]
Common stock issued in connection with the acquisition				417,000,000
Various Business Acquisitions
Acquired Finite-Lived Intangible Assets [Line Items]
Business acquisitions allocated to goodwill	828,000,000	419,000,000
Business acquisitions allocated to intangible assets	257,000,000	179,000,000
Business acquisitions allocated to net liabilities assumed	128,000,000	102,000,000
Business acquisitions, aggregate cash consideration paid, net of cash acquired	$ 957,000,000	$ 496,000,000